Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, certain third party hosted services, our communications systems, our hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and employees’ information, or the Information Systems and Data.

Our Senior Vice President/Senior Advisor, Data and Informatics Solutions helps in identifying, assessing and managing the Company’s cybersecurity threats and risks by monitoring and evaluating our threat environment using various methods including, for example, by engaging third parties to conduct penetration tests on our behalf.

Depending on the environment and system, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, incident response policy, business continuity plan, cybersecurity insurance, firewalls and access controls for certain environments and systems, physical security measures, and employee cybersecurity trainings.

Our overall risk assessment and management processes covers material risks from cybersecurity threats.  For example, cybersecurity risk is a component in our internal auditor’s risk assessment report. Our Senior Vice President/Senior Advisor, Data and Informatic Solutions works with relevant management members to prioritize and mitigate cybersecurity threats that are more likely to lead to a material impact to our business.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including, for example, professional services firms, including legal counsel, cybersecurity and cloud consultants, and a penetration testing firm.

We use third-party service providers to perform a variety of functions throughout our business, including in connection with our clinical data management, antibody development, financial information management, payments and others. We review and require certain security measures of certain of these third parties, such as encryption at rest and in transit and access controls, and in certain cases, we seek to confirm their compliance with different industry standards and certifications, such as SOC1, SOC2, SOC3, ISO 27001, and ISO 27017.

For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under Part 1. Item 3D. Risk Factors in this Annual Report on Form 20-F, including the applicable risk factors under “Risk Factors - Risks Related to our Operations.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, certain third party hosted services, our communications systems, our hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, and employees’ information, or the Information Systems and Data.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	For a description of the risks from cybersecurity threats that may materially affect the Company and how they may do so, see our risk factors under Part 1. Item 3D. Risk Factors in this Annual Report on Form 20-F, including the applicable risk factors under “Risk Factors - Risks Related to our Operations.”
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance

Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function through its audit committee.

Our cybersecurity risk assessment and management processes are under the responsibility of our Senior Vice President/Senior Advisor, Data and Informatics Solutions, who has over 15 years of experience in the data science, technology, and machine learning spaces.

Our Senior Vice President/Senior Advisor, Data and Informatics Solutions, is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, communicating key priorities to relevant personnel (such as the Chief Executive Officer), helping to prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Our cybersecurity incident response policy is designed to escalate certain cybersecurity incidents to certain members of management, including our Senior Vice President/Senior Advisor, Data and Informatics Solutions, our Chief Financial Officer and our General Counsel. Under our cybersecurity incident response policy, those members of management will work with the Company’s incident response team member(s) to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s cybersecurity incident response policy includes reporting to the audit committee of the board of directors for certain cybersecurity incidents.

The audit committee receives periodic reports at least twice a year from our Senior Vice President/Senior Advisor, Data and Informatics Solutions concerning the Company’s significant cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also receives various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function through its audit committee.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our cybersecurity risk assessment and management processes are under the responsibility of our Senior Vice President/Senior Advisor
Cybersecurity Risk Role of Management [Text Block]
Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function through its audit committee.

Our cybersecurity risk assessment and management processes are under the responsibility of our Senior Vice President/Senior Advisor, Data and Informatics Solutions, who has over 15 years of experience in the data science, technology, and machine learning spaces.

Our Senior Vice President/Senior Advisor, Data and Informatics Solutions, is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, communicating key priorities to relevant personnel (such as the Chief Executive Officer), helping to prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our Senior Vice President/Senior Advisor, Data and Informatics Solutions, is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, communicating key priorities to relevant personnel (such as the Chief Executive Officer), helping to prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Data and Informatics Solutions, who has over 15 years of experience in the data science, technology, and machine learning spaces.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The audit committee receives periodic reports at least twice a year from our Senior Vice President/Senior Advisor, Data and Informatics Solutions concerning the Company’s significant cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also receives various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true